Equity-Based Compensation Stock Options Activity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of stock options
Closing price of Eaton common shares on last trading day	$ 54.18
Weighted-average price per option [Member]
Summary of stock options
Outstanding at January 1, 2012	$ 36.84
Granted	$ 51.77
Exercised	$ 31.34
Forfeited and cancelled	$ 51.21
Outstanding at December, 31 2012	$ 39.45
Exercisable at December 31, 2012	$ 37.78
Stock Options [Member]
Summary of stock options
Outstanding at January 1, 2012, shares	13.1
Granted	0.8
Exercised	(3.0)
Forfeited and cancelled	(0.1)
Outstanding at December 31, 2012, shares	10.8
Exercisable at December 31, 2012	9.5
Reserved for future grants at December 31, 2012	21.0
Weighted-average remaining contractual life in years [Member]
Summary of stock options
Outstanding at December 31, 2012	4 years 2 months
Exercisable at December 31, 2012	3 years 7 months
Aggregate Intrinsic Value [Member]
Summary of stock options
Outstanding at December 31, 2012	$ 158
Exercisable at December 31, 2012	$ 155